SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents and Term deposits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
Cash and cash equivalents
Original maturities of term deposit	3 months
Maximum
Cash and cash equivalents
Original maturities of term deposit	1 year
Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 533,697,058	¥ 208,126,358
PRC | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	505,445,775	188,028,148
PRC | Term deposits
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	228,589,770	131,574,750
PRC | Denominated in EUR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	5,986,595	322,563
PRC | Denominated in RMB | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	278,917,866	81,007,725
PRC | Denominated in RMB | Term deposits
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	20,000,000	20,000,000
PRC | Denominated in GPB | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	244,790	938
PRC | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	220,296,524	106,696,922
PRC | Denominated in USD | Term deposits
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	208,589,770	111,574,750
United States | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	10,087,973	2,186,796
United States | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	10,087,973	2,186,796
Hong Kong SAR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	14,709,796	17,242,736
Hong Kong SAR | Denominated in HKD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	78,206	6,426,737
Hong Kong SAR | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	14,631,590	10,815,999
Indonesia | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	3,453,514	668,678
Indonesia | Denominated in IDR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	707,035	77,198
Indonesia | Denominated in USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 2,746,479	¥ 591,480